Long-term Debt - Estimated Fair Value of Eurobonds (Detail) - EUR (€)		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Principal amount				€ 600,000,000
Eurobonds [Member]
Debt Instrument [Line Items]
Principal amount		€ 988,153,000	€ 988,153,000
Carrying amount		1,083,215,000	1,105,599,000
Fair value	[1]	€ 1,100,849,000	€ 1,139,628,000

[1]	Source: Bloomberg Finance LP.